Notes to the Consolidated Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2024
Notes to the Consolidated Statements of Operations
Schedule of revenue from contract with customers recognized

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	6,283	8,727	12,756	17,622
Switzerland
CRISPR	844	5,709	1,053	9,187
Netherlands
Genmab	452	—	899	—
Total	7,579	14,436	14,708	26,809

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2023	June 30, 2024
		(EUR k)	(EUR k)
GSK	EUR 225,000k	88,715	80,382
CRISPR	USD 8,500k (EUR 7,626k)*	1,582	2,050
Genmab	USD 10,000k (EUR 8,937k)*	2,383	2,383
Total		92,680	84,815
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for six months ended
	June 30,		June 30,
Customer	2023	2024	2023	2024
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	3,873	7,179	7,496	13,333
CRISPR	77	1,674	155	3,212
Genmab	447	—	894	—
Total	4,397	8,853	8,545	16,545

Schedule of contract balances

	December 31,	June 30,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	18,769
Contract assets	2,758	5,300
Contract liabilities	92,680	84,815

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,371)	(9,024)	(17,559)	(21,420)
Materials	(8,096)	(28,711)	(12,630)	(34,080)
Third-party services	(6,386)	(1,095)	(11,839)	(22,461)
Maintenance and lease	(534)	(536)	(1,115)	(1,733)
Amortization and depreciation	(1,049)	(1,074)	(2,219)	(2,103)
Other	(418)	(283)	(1,127)	(616)
Total	(25,854)	(40,723)	(46,489)	(82,412)

Selling and distribution expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(1,314)	(926)	(2,030)	(1,776)
Amortization and depreciation	(6)	(1)	(6)	(1)
Other	(88)	(75)	(196)	(180)
Total	(1,408)	(1,002)	(2,232)	(1,957)

R&D expenses consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Materials	(5,728)	(3,719)	(9,217)	(9,280)
Personnel	(12,533)	(10,344)	(23,570)	(19,402)
Amortization and depreciation	(1,783)	(2,554)	(3,508)	(4,394)
Impairment	—	(3,248)	—	(3,248)
Patents and fees to register/protect a legal right	(1,191)	(5,598)	(2,048)	(10,057)
Third-party services	(7,081)	(3,992)	(11,773)	(8,677)
Maintenance and lease	(1,827)	(1,383)	(3,593)	(3,404)
Other	(727)	(254)	(1,410)	(455)
Total	(30,868)	(31,093)	(55,118)	(58,918)

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Personnel	(6,644)	(4,986)	(15,742)	(11,157)
Maintenance and lease	(1,614)	(1,260)	(2,915)	(2,304)
Third-party services	(5,871)	(4,688)	(12,873)	(12,307)
Legal and other professional services	(4,446)	(2,298)	(6,074)	(3,799)
Amortization and depreciation	(2,965)	(2,225)	(6,071)	(4,456)
Other	(705)	(474)	(1,857)	(1,027)
Total	(22,245)	(15,931)	(45,532)	(35,050)

Schedule of other operating income

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	259	—	1,803	2,848
Reimbursement Claim	—	657	—	1,357
Sale of equipment	176	225	484	447
Other	1,007	140	1,161	502
Total	1,442	1,023	3,448	5,154